CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Common Stock	APIC	Accumulated Other Comprehensive Loss	Accumulated Deficit
Common stock beginning balance (in shares) at Dec. 31, 2020		126,911,861
Stockholders' equity beginning balance at Dec. 31, 2020	$ 195,698	$ 12	$ 377,253	$ 0	$ (181,567)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		3,617,286
Issuance of common stock	36,627	$ 1	36,626
Stock based compensation	4,456		4,456
Other comprehensive loss	(304)			(304)
Net (loss) income	92,109				92,109
Common stock ending balance (in shares) at Mar. 31, 2021		130,529,147
Stockholders' equity ending balance at Mar. 31, 2021	328,586	$ 13	418,335	(304)	(89,458)
Common stock beginning balance (in shares) at Dec. 31, 2021		134,458,439
Stockholders' equity beginning balance at Dec. 31, 2021	279,151	$ 13	451,040	(366)	(171,536)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		79,536
Issuance of common stock	7	$ 0	7
Issuance of common stock under SEPA agreement, net of stock purchase discount (in shares)		16,683,308
Issuance of common stock under SEPA agreement, net of stock purchase discount	25,000	$ 2	24,998
Settlement on restricted stock tax withholding	(1)		(1)
Stock based compensation	863		863
Other comprehensive loss	(374)			(374)
Net (loss) income	(81,113)				(81,113)
Common stock ending balance (in shares) at Mar. 31, 2022		151,221,283
Stockholders' equity ending balance at Mar. 31, 2022	$ 223,533	$ 15	$ 476,907	$ (740)	$ (252,649)